INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

Intangible assets consist of:

	September 30, 2021	December 31, 2020
Renewal rights	$17,606,801	$17,111,577
Internally developed software	65,956,692	42,594,988
Trade names and trademarks	5,003,771	2,009,000
Other	5,760,677	3,064,699
Intangible assets	$94,327,941	$64,780,264
Less accumulated depreciation	(26,534,964)	(18,163,282)
Intangible assets-net	$67,792,977	$46,616,982

6.	INTANGIBLE ASSETS

The cost and accumulated amortization of intangible assets as of December 31, 2020 and 2019, are shown below.

		Internally
		Developed
	Renewal Rights	Software	Other	Total
Balance as of January 1, 2019	$—	$6,345,231	$—	$6,345,231
Acquisition/Addition	7,400,000	4,346,240	2,945,000	14,691,240
Amortization	(70,000)	(3,513,471)	(149,405)	(3,732,876)
Balance as of December 31, 2019	$7,330,000	$7,178,000	$2,795,595	$17,303,595
Acquisition/Addition	9,282,505	23,362,530	1,983,723	34,628,758
Amortization	(1,406,829)	(3,992,689)	(390,645)	(5,790,163)
Disposal	—	(53,169)	(77,170)	(130,339)
Foreign currency translation adjustment	588,979	—	16,152	605,131
Balance as of December 31, 2020	$15,794,655	$26,494,672	$4,327,655	$46,616,982

The weighted average useful lives (in years) for the amortizable acquired or added intangible assets are as follows:

	2020	2019
Renewal Rights	10.0	10.0
Internally Developed Software	3.0	6.9
Other	17.4	11.8
Overall Weighted Average Useful Life	7.5	9.8

The estimated future aggregate amortization expense as of December 31, 2020 is as follows:

2021	$10,883,891
2022	11,036,923
2023	9,572,794
2024	3,246,175
2025	2,155,309
Thereafter	9,721,890
$46,616,982